Income Taxes - Tax Effects of Temporary Differences that Give Rise to Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Postretirement benefits	$ 7,527	$ 6,294
Equity awards	1,719	3,098
Employee Stock Ownership Plan	1,465	1,755
Other	5,809	5,066
Total gross deferred tax assets	88,570	111,466
Deferred tax liabilities:
Other	1,434	1,318
Net deferred tax asset	(15,318)	12,431
Northfield Bancorp, Inc. [Member]
Deferred tax assets:
Allowance for credit losses	10,971	10,039
Deferred compensation	2,452	2,630
Accrued salaries	1,219	879
Postretirement benefits	257	261
Equity awards	874	1,397
Straight-line leases adjustment	1,133	1,297
Reserve for accrued interest receivable	735	713
Employee Stock Ownership Plan	627	637
Other	744	778
Depreciation	4,099	3,854
Fair value adjustments of acquired loans	477	524
Unrealized losses on securities	1,839	8,695
Total gross deferred tax assets	25,427	31,704
Deferred tax liabilities:
Fair value adjustments of acquired securities	87	105
Fair value adjustments of deposit liabilities	0	19
Deferred loan fees	2,376	2,427
Other	26	39
Total gross deferred tax liabilities	2,489	2,590
Net deferred tax asset	$ 22,938	$ 29,114